INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	$ 69,341
2023 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,105
2024 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,322
2025 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	902
Year Six 2026 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	267
2027 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,308
Year Ten 2030 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,175
2031 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	6,820
2032 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	9,893
2033 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	10,181
2034 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	8,001
2035 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	7,266
2036 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	54
2037 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	585
2038 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	2,555
2039 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,719
2040 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	2,155
2041 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,281
2042 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	6,752
Canada [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	64,437
Canada [Member] | 2023 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2024 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2025 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | Year Six 2026 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2027 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | Year Ten 2030 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,175
Canada [Member] | 2031 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	6,820
Canada [Member] | 2032 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	9,893
Canada [Member] | 2033 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	10,181
Canada [Member] | 2034 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	8,001
Canada [Member] | 2035 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	7,266
Canada [Member] | 2036 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	54
Canada [Member] | 2037 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	585
Canada [Member] | 2038 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	2,555
Canada [Member] | 2039 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,719
Canada [Member] | 2040 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	2,155
Canada [Member] | 2041 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,281
Canada [Member] | 2042 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	6,752
China [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,904
China [Member] | 2023 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,105
China [Member] | 2024 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,322
China [Member] | 2025 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	902
China [Member] | Year Six 2026 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	267
China [Member] | 2027 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,308
China [Member] | Year Ten 2030 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2031 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2032 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2033 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2034 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2035 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2036 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2037 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2038 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2039 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2040 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2041 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2042 [Member]
INCOME TAX (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses